Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 29, 2017	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Operating Loss Carryforwards [Line Items]
AMT credit carryforward				$ 114,000
Interest and penalties related to uncertain tax liabilities				180,000	$ (12,000)	$ 31,000
Accrued interest and penalties				216,000	36,000
Unrecognized tax benefits that would affect the annual effective rate if recognized	$ 1,100,000	$ 1,100,000		1,640,000	430,000	$ 458,000
Offsetting asset included in other long-term assets				1,255,000
Unrecognized tax benefit				1,116,000
Effective income tax rate		38.10%	28.60%
Deferred tax assets valuation allowance	0	$ 0
Unrecognized tax benefits, including interest and penalties	$ 2,900,000	$ 2,900,000		2,895,000	$ 4,202,000
Canada [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards				573,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards				$ 3,250,000
Net operating loss carryforwards, expiration year				2029
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards				$ 4,540,000
Net operating loss carryforwards, expiration year				2027